Cash and cash equivalents (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Cash and cash equivalents
Cash at bank and in hand	$ 432	$ 254
Short term bank deposits	28
Restricted cash	3	3
Total	$ 463	$ 257	$ 284	$ 148